Intangible Assets	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Intangible Assets

NOTE 5: INTANGIBLE ASSETS

Intangible assets consists of the following:

	July 31, 2013	January 31, 2013
Product development costs	$50,625	$44,806
Software license	5,256	-
Sub-total	55,881	44,806
Accumulated amortization	(15,641)	(13,749)
Intangible assets, net	$40,240	$31,057

Amortization expense totaled $1,890 and $1,001 for the six months ended July 31, 2013 and July 31, 2012, respectively.